Accrued expenses and other current liabilities (Summary of Accrued Expenses and Other Current Liabilities) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Deposits from packaged-tour users	¥ 63,499	$ 9,760	¥ 56,793
Payable for business acquisition	26,925	4,138	21,664
Accrued liabilities related to customers incentive program	2,142	329	46,594
Accrued professional service fees	9,878	1,518	25,156
Accrued advertising expenses	74,548	11,458	315,651
Deposits received from suppliers	70,212	10,791	14,781
Accrued operating expenses	54,834	8,428	44,475
Advanced payment from banks	18,748	2,882	11,006
Others	52,904	8,131	53,168
Total	¥ 373,690	$ 57,435	¥ 589,288